OTHER NON-OPERATING INCOME/(LOSS), NET	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
OTHER NON-OPERATING INCOME/(LOSS), NET
19. OTHER
NON-OPERATING
INCOME/(LOSS), NET

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Loss on disposal of long-term investments and a subsidiary	—	—	1,610
Others	—	8,497	—

	—	8,497	1,610